Fair Value Measurements - Notes (Details) - Notes - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2033 Senior Notes	$ 32,968	$ 45,205
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2033 Senior Notes	32,968	45,205
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2033 Senior Notes	$ 29,160	$ 26,965